LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2015
LONG-TERM LIABILITIES [Abstract]
LONG-TERM LIABILITIES
15.	LONG-TERM LIABILITIES

In connection with the acquisition of the intangible assets relating to a game license obtained in 2012, the Company was required to make certain cash payments by installment. The total cash installment payments amounted to $55,000,000 with a present value of $53,460,269 on the acquisition date. Based on the expected payment date, the Company has recorded the non-current portion of the payment liabilities of $9,860,000 under long-term liabilities as of December 31, 2014 which was included in game license fees payable under accounts payable as of December 31, 2015.